Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS SECURITIES TRUST
Entity Central Index Key	0000088048
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000016782
Shareholder Report [Line Items]
Fund Name	DWS Health and Wellness Fund
Class Name	Class A
Trading Symbol	SUHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Health and Wellness Fund (the "Fund") for the period June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	1.34%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.34%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.34%	[1]
AssetsNet	$ 269,768,932
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 942,166
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	269,768,932
Number of Portfolio Holdings	65
Portfolio Turnover Rate (%)	0
Total Net Advisory Fees Paid ($)	942,166

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Pharmaceuticals	34%
Health Care Equipment	22%
Biotechnology	19%
Life Sciences Tools & Services	10%
Managed Health Care	6%
Health Care Distributors	5%
Health Care Services	2%
Health Care Supplies	1%
Health Care Technology	1%

Ten Largest Equity Holdings

Holdings	50.0% of Net Assets
Eli Lilly & Co.	13.6%
UnitedHealth Group, Inc.	5.3%
Johnson & Johnson	4.9%
AbbVie, Inc.	4.6%
Boston Scientific Corp.	4.0%
Merck & Co., Inc.	3.9%
Thermo Fisher Scientific, Inc.	3.7%
Intuitive Surgical, Inc.	3.5%
AstraZeneca PLC	3.3%
Abbott Laboratories	3.2%

C000016785
Shareholder Report [Line Items]
Fund Name	DWS Health and Wellness Fund
Class Name	Class C
Trading Symbol	SUHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Health and Wellness Fund (the "Fund") for the period June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$115	2.09%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 2.16%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	2.09%	[2]
AssetsNet	$ 269,768,932
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 942,166
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	269,768,932
Number of Portfolio Holdings	65
Portfolio Turnover Rate (%)	0
Total Net Advisory Fees Paid ($)	942,166

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Pharmaceuticals	34%
Health Care Equipment	22%
Biotechnology	19%
Life Sciences Tools & Services	10%
Managed Health Care	6%
Health Care Distributors	5%
Health Care Services	2%
Health Care Supplies	1%
Health Care Technology	1%

Ten Largest Equity Holdings

Holdings	50.0% of Net Assets
Eli Lilly & Co.	13.6%
UnitedHealth Group, Inc.	5.3%
Johnson & Johnson	4.9%
AbbVie, Inc.	4.6%
Boston Scientific Corp.	4.0%
Merck & Co., Inc.	3.9%
Thermo Fisher Scientific, Inc.	3.7%
Intuitive Surgical, Inc.	3.5%
AstraZeneca PLC	3.3%
Abbott Laboratories	3.2%

C000016786
Shareholder Report [Line Items]
Fund Name	DWS Health and Wellness Fund
Class Name	Class S
Trading Symbol	SCHLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Health and Wellness Fund (the "Fund") for the period June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$59	1.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.05%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.07%	[3]
AssetsNet	$ 269,768,932
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 942,166
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	269,768,932
Number of Portfolio Holdings	65
Portfolio Turnover Rate (%)	0
Total Net Advisory Fees Paid ($)	942,166

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Pharmaceuticals	34%
Health Care Equipment	22%
Biotechnology	19%
Life Sciences Tools & Services	10%
Managed Health Care	6%
Health Care Distributors	5%
Health Care Services	2%
Health Care Supplies	1%
Health Care Technology	1%

Ten Largest Equity Holdings

Holdings	50.0% of Net Assets
Eli Lilly & Co.	13.6%
UnitedHealth Group, Inc.	5.3%
Johnson & Johnson	4.9%
AbbVie, Inc.	4.6%
Boston Scientific Corp.	4.0%
Merck & Co., Inc.	3.9%
Thermo Fisher Scientific, Inc.	3.7%
Intuitive Surgical, Inc.	3.5%
AstraZeneca PLC	3.3%
Abbott Laboratories	3.2%

C000016787
Shareholder Report [Line Items]
Fund Name	DWS Health and Wellness Fund
Class Name	Institutional Class
Trading Symbol	SUHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Health and Wellness Fund (the "Fund") for the period June 1, 2025 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$57	1.04%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.03%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.04%	[4]
AssetsNet	$ 269,768,932
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 942,166
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	269,768,932
Number of Portfolio Holdings	65
Portfolio Turnover Rate (%)	0
Total Net Advisory Fees Paid ($)	942,166

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Pharmaceuticals	34%
Health Care Equipment	22%
Biotechnology	19%
Life Sciences Tools & Services	10%
Managed Health Care	6%
Health Care Distributors	5%
Health Care Services	2%
Health Care Supplies	1%
Health Care Technology	1%

Ten Largest Equity Holdings

Holdings	50.0% of Net Assets
Eli Lilly & Co.	13.6%
UnitedHealth Group, Inc.	5.3%
Johnson & Johnson	4.9%
AbbVie, Inc.	4.6%
Boston Scientific Corp.	4.0%
Merck & Co., Inc.	3.9%
Thermo Fisher Scientific, Inc.	3.7%
Intuitive Surgical, Inc.	3.5%
AstraZeneca PLC	3.3%
Abbott Laboratories	3.2%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.